Deutsche Asset
& Wealth Management
                                                                       [DB Logo]



 Summary Prospectus | December 1, 2013



DWS GLOBAL GROWTH FUND

(formerly DWS Global Thematic Fund)

  CLASS/Ticker   A     SGQAX     B     SGQBX     C     SGQCX     R     SGQRX     INST     SGQIX     S     SCOBX


Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated December 1, 2013, as supplemented, are incorporated by reference into this Summary Prospectus.



INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND THESE ARE THE FEES AND EXPENSES YOU MAY PAY WHEN YOU BUY AND HOLD SHARES. YOU MAY QUALIFY FOR SALES CHARGE DISCOUNTS IF YOU AND YOUR IMMEDIATE FAMILY INVEST, OR AGREE TO INVEST IN THE FUTURE, AT LEAST $50,000 IN DWS FUNDS. MORE INFORMATION ABOUT THESE AND OTHER DISCOUNTS IS AVAILABLE FROM YOUR FINANCIAL PROFESSIONAL AND IN CHOOSING A SHARE CLASS IN THE PROSPECTUS (P. 24) AND PURCHASE AND REDEMPTION OF SHARES IN THE FUND'S SAI (P. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                             A           B           C           R          INST         S
Maximum sales charge (load) imposed on purchases,        5.75        None        None        None        None        None
as % of offering price
Maximum deferred sales charge (load), as % of            None        4.00        1.00        None        None        None
redemption proceeds
Redemption/exchange fee on shares owned less than        2.00        2.00        2.00        2.00        2.00        2.00
15 days, as % of redemption proceeds
Account Maintenance Fee (annually, for fund balances     $20         $20         $20         None        None        $20
below $10,000 and subject to certain exceptions)


ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                          A           B           C           R          INST         S
Management fee                           0.90        0.90        0.90        0.90        0.90        0.90
Distribution/service                     0.25        1.00        1.00        0.49        None        None
(12b-1) fees
Other expenses                           0.37        0.43        0.36        0.36        0.27        0.32

TOTAL ANNUAL FUND OPERATING EXPENSES     1.52        2.33        2.26        1.75        1.17        1.22

                                           A           B           C           R         INST          S
Fee waiver/expense reimbursement         0.09        0.15        0.08        0.07        0.00        0.04
TOTAL ANNUAL FUND OPERATING EXPENSES     1.43        2.18        2.18        1.68        1.17        1.18
AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT


The Advisor has contractually agreed through November 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.43%, 2.18%, 2.18%, 1.68% and 1.18% for Class A, Class B, Class C, Class R and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE


This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C, Class R and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years   A        B        C        R        INST     S
  1     $712     $621     $321     $171     $119     $120
  3     1,019    1,013    699      544      372      383
  5     1,348    1,432    1,203    942      644      666
  10    2,276    2,266    2,589    2,057    1,420    1,474


You would pay the following expenses if you did not redeem your shares:


Years   A        B        C        R        INST     S
  1     $712     $221     $221     $171     $119     $120
  3     1,019    713      699      544      372      383
  5     1,348    1,232    1,203    942      644      666
  10    2,276    2,266    2,589    2,057    1,420    1,474


Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2013: 150%.


PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). The fund can invest in companies of any size and from any country, including countries with emerging economies. The fund seeks to achieve its objective by allocating its assets among a global large cap growth sleeve and a global small cap growth sleeve. The fund's global large cap growth sleeve will typically consist of approximately 60 to 80 companies that are diversified across the growth spectrum, including early stage, core growth, and established growth companies. The fund's global small cap growth sleeve will generally invest in small and mid cap global growth companies and will typically consist of approximately 80 to 120 companies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.


MANAGEMENT PROCESS. Portfolio management allocates the fund's assets among a global large cap growth sleeve and a global small cap growth sleeve.


Portfolio management for the global large cap growth sleeve aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.


Portfolio management for the global small cap growth sleeve uses a combination of analytical disciplines:


o BOTTOM-UP RESEARCH. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.


o GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.


Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to appropriate benchmarks. Portfolio management will normally sell a stock when its price fully reflects portfolio management's estimate of its fundamental value, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given country.


DERIVATIVES. Portfolio management generally may use options and futures contracts, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



                                       2
                                                          DWS Global Growth Fund
                                             Summary Prospectus December 1, 2013

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



PAST PERFORMANCE

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


The bar chart and the after-tax returns below are shown for Class A shares. For Class R shares, historical performance prior to class inception is based on the performance of the

                                       3
                                                          DWS Global Growth Fund
                                             Summary Prospectus December 1, 2013
fund's original share class, Class S shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class.


Prior to February 1, 2013, the fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance may have been different if the fund's current investment strategy had been in effect.



CALENDAR YEAR TOTAL RETURNS (%) (Class A)


These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



  2003       2004       2005       2006       2007      2008        2009       2010        2011       2012
  31.93      14.69      22.73      29.94      6.13       -47.62     43.18      13.28       -15.05     17.87





Best Quarter: 26.21%, Q2 2009        Worst Quarter: -24.52%, Q4 2008
Year-to-Date as of 9/30/2013: 16.06%


Average Annual Total Returns
(For periods ended 12/31/2012 expressed as a %)


After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Institutional Class index comparison began on 8/31/08.


                                                            CLASS       1          5          10
RETURN                                                      INCEPTION   YEAR       YEARS      YEARS
     CLASS A before tax                                     6/18/2001   11.09       -4.32     7.46
       After tax on distributions                                       11.00       -4.33     6.38
       After tax on distributions and sale of fund shares                7.49       -3.54     6.39
       CLASS B before tax                                   6/18/2001   14.00       -4.17     7.21
       CLASS C before tax                                   6/18/2001   16.99       -3.91     7.28
       CLASS R before tax                                   11/3/2003   17.55       -3.48     7.84
       CLASS S before tax                                   7/23/1986   18.18       -2.91     8.41
       MORGAN STANLEY                                                   15.83       -1.18     7.51
       CAPITAL INTERNATIONAL
       (MSCI) WORLD INDEX (reflects no deduction for
       fees, expenses or taxes)



                                CLASS       1          SINCE
RETURN                          INCEPTION   YEAR       INCEPTION
  INST CLASS before tax         8/26/2008   18.23      1.62
        MORGAN STANLEY                      15.83      2.13
        CAPITAL INTERNATIONAL
        (MSCI) WORLD INDEX (reflects no deduction for fees,
        expenses or taxes)


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

JOSEPH AXTELL, CFA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 2013.


RAFAELINA M. LEE, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2013.


REID GALAS, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2013.


NILS E. ERNST, PHD, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2013.


MARTIN BERBERICH, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2013.


SEBASTIAN P. WERNER, PHD, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2013.



PURCHASE AND SALE OF FUND SHARES


Minimum Initial Investment ($)


                                       Automatic
                              UGMAs/   Investment
          Non-IRA     IRAs    UTMAs    Plans
  A B C   1,000       500     1,000    500
  R       None        None    None     None
  INST    1,000,000   N/A     N/A      N/A
  S       2,500       1,000   1,000    1,000


For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares and Class R shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.

                                       4
                                                          DWS Global Growth Fund
                                             Summary Prospectus December 1, 2013

To Place Orders
--------------------------------------------------------------------------------

  Mail           New Accounts                DWS Investments, PO Box 219356
                                             Kansas City, MO 64121-9356

                 Additional Investments      DWS Investments, PO Box 219154
                                             Kansas City, MO 64121-9154

                 Exchanges and Redemptions   DWS Investments, PO Box 219557
                                             Kansas City, MO 64121-9557

  Expedited Mail                             DWS Investments, 210 West 10th Street
                                             Kansas City, MO 64105-1614
  Web Site                                   dws-investments.com

  Telephone                                  (800) 728-3337
                                             M - F 8 a.m. - 8 p.m. ET
  TDD Line                                   (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION

The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND
OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

                                       5
                                                          DWS Global Growth Fund
                                    Summary Prospectus December 1, 2013 DGGF-SUM